Marketable Securities (Details Textual) In Millions, unless otherwise specified	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($) Y Investment	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 09, 2011 USD ($)	May 07, 2010	Dec. 31, 2011 Moody's Aaa Rating [Member] USD ($)	Dec. 31, 2011 Moody's A2 Rating [Member] USD ($)
Marketable Securities (Textual) [Abstract]
Carrying amount of government bonds		$ 1,124	$ 413		$ 1,124	$ 1,074			$ 100	$ 81
Purchase			352		1,100	1,730
Marketable Securities (Additional Textual) [Abstract]
Pre-tax unrealized loss			6
Other-than-temporary impairment charge representing certain percentage of face value of debt securities			50.00%	50.00%
Other-than-temporary impairment charge and realized gain on financial assets			5
Other than temporary impairment charge as percentage of floating rate notes			75.00%	75.00%
Unauthorized auction rate net cash payment							350
Minimum duration of government debt securities portfolio			4 months	4 months
Recognized pre tax gain on non current marketable securities			329
Pre-tax gain on Selling, general and administrative			6
Non-operating gain on sale of financial instruments			323
Disposition of investment in exchange for shares								67
Marketable Securities Shares Sold		47
Remaining Marketable Securities Shares Sold	20
Amount invested in French, German, Italian and U.S. government bonds			352		1,100	1,730
Auction Rate Securities collected as realized losses on financial assets	189		818		1,219	1,371
Senior floating rate note whose impairment was recorded as other than temporary				15
Non-operating gain on sale of financial instruments	14		25		(24)	(5)
Duration of the floating rate note portfolio			0.99	0.99
Debt securities fair value			5
Investment positions in floating-rate notes			8	8
Gain on the proceeds of the unwinding of derivative instruments			6
Aggregate amortized cost basis of securities		342	252		342
Number of Unrealized loss position in unrealized loss position			5	5
Disposal of financial instrument			6			26
Gain on reversal of deferred loss on remaining shares included in accumulated other comprehensive income		$ 14			$ 14